As filed with the Securities and Exchange Commission on November 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 0.7%
Innovative Solutions & Support, Inc.	393,229	$3,130,103
Airlines - 5.4%
Allegiant Travel Company	91,200	9,608,832
Delta Air Lines, Inc.	650,000	15,333,500
		24,942,332
Auto Components - 2.3%
American Axle & Manufacturing Holdings, Inc. (a)(c)	450,000	8,874,000
Fuel Systems Solutions, Inc. (a)	79,988	1,572,564
		10,446,564
Automobiles - 3.1%
General Motors Company (a)	400,000	14,388,000
Biotechnology - 8.8%
Celgene Corporation (a)(c)	125,000	19,241,250
Gilead Sciences, Inc. (a)	163,000	10,242,920
Myriad Genetics, Inc. (a)	460,000	10,810,000
		40,294,170
Capital Markets - 4.1%
State Street Corporation	290,568	19,104,846
Communications Equipment - 0.5%
Cisco Systems, Inc.	100,000	2,342,000
Computers & Peripherals - 1.3%
Apple, Inc.	12,390	5,906,932
Consumer Finance - 0.7%
Capital One Financial Corporation	50,000	3,437,000
Diversified Financial Services - 10.2%
Berkshire Hathaway, Inc. - Class B (a)	103,500	11,748,285
Citigroup, Inc.	300,000	14,553,000
JPMorgan Chase & Company	407,000	21,037,830
		47,339,115
Electronic Equipment, Instruments & Components - 1.4%
eMagin Corporation	50,000	150,500
Universal Display Corporation (a)(c)	198,400	6,354,752
		6,505,252
Energy Equipment & Services - 2.2%
Halliburton Company	207,000	9,967,050
Health Care Equipment & Supplies - 1.9%
Covidien plc (b)	145,000	8,836,300
Household Durables - 0.8%
PulteGroup, Inc. (c)	131,400	2,168,100
WCI Communities, Inc. (a)	83,000	1,432,580
		3,600,680
Industrial Conglomerates - 2.8%
General Electric Company	535,000	12,781,150
Insurance - 6.2%
American International Group, Inc.	325,000	15,804,750
Lincoln National Corporation	300,000	12,597,000
		28,401,750
IT Services - 7.4%
Alliance Data Systems Corporation (a)(c)	160,000	33,835,200
Machinery - 2.9%
Westport Innovations, Inc. (a)(b)	550,000	13,304,500
Media - 1.3%
DIRECTV (a)	100,000	5,975,000
Oil, Gas & Consumable Fuels - 4.7%
Bellatrix Exploration Ltd. (a)(b)	100,100	761,761
Clean Energy Fuels Corporation (a)	335,000	4,281,300
Rex Energy Corporation (a)	748,925	16,701,028
		21,744,089
Pharmaceuticals - 1.2%
Teva Pharmaceutical Industries Ltd. - ADR	150,000	5,667,000
Semiconductors & Semiconductor Equipment - 3.6%
Cirrus Logic, Inc. (a)(c)	210,000	4,762,800
Cypress Semiconductor Corporation	275,000	2,568,500
EZchip Semiconductor Ltd. (a)(b)(c)	275,000	6,776,000
Lattice Semiconductor Corporation (a)	567,300	2,530,158
		16,637,458
Software - 7.9%
Microsoft Corporation (c)	590,000	19,652,900
Oracle Corporation	500,000	16,585,000
		36,237,900
Specialty Retail - 7.1%
Asbury Automotive Group, Inc. (a)(c)	200,000	10,640,000
Sonic Automotive, Inc. - Class A (c)	926,500	22,050,700
		32,690,700
Tobacco - 4.5%
Philip Morris International, Inc.	240,580	20,831,822
Trading Companies & Distributors - 2.6%
Rush Enterprises, Inc. - Class A (a)	379,907	10,071,335
Rush Enterprises, Inc. - Class B (a)	76,407	1,739,787
		11,811,122
Total Common Stocks
(Cost $304,114,626)		440,158,035

	Contracts
	(100 Shares Per Contract)
PURCHASED CALL OPTIONS - 1.4%
American Capital Ltd.
Expiration January 2015, Exercise Price $12.00	4,000	1,180,000
Microsoft Corporation
Expiration January 2015, Exercise Price $28.00	2,000	1,200,000
Morgan Stanley
Expiration January 2014, Exercise Price $17.00	4,000	4,000,000
Total Purchased Call Options
(Cost $3,001,413)		6,380,000

	Shares
SHORT-TERM INVESTMENTS - 4.2%
Fidelity Institutional Government Portfolio, 0.01% (d)	19,514,568	19,514,568
Total Short-Term Investments
(Cost $19,514,568)		19,514,568

TOTAL INVESTMENTS
(Cost $326,630,607) - 101.2% (e)(f)		466,052,603
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(5,840,256)
TOTAL NET ASSETS - 100.0%		$460,212,347

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
plc	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract.
(d)	The rate quoted in the annualized seven-day yield as of September 30, 2013.

(e)	The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

	Cost of investments	$326,915,003
	Gross unrealized appreciation	154,120,207
	Gross unrealized depreciation	(14,982,607)
	Net unrealized appreciation	$139,137,600

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)
Investment Valuations - Stocks, bonds, exchange-traded funds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprising personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, the Fund’s investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at September 30, 2013
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 440,158,035	$ -	$ -	$ 422,143,942
Purchased Call Option Contracts	6,380,000	-	-	4,330,000
Short-Term Investments	19,514,568	-	-	20,411,896
Total Investments in Securities	$ 466,052,603	$ -	$ -	$ 466,052,603

Written Call Option Contracts	$ 3,196,850	$ 1,629,304	$ -	$ 4,826,154

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Level 2 securities are priced using inputs such as last quoted bid, current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Fund did not have any Level 3 investments at the end of the period. It is the Fund’s policy to record transfers at the end of the reporting period.

(g)	Fair values of derivative instruments as of September 30, 2013:
		Asset Derivatives		Liability Derivatives
	Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
	Purchased Call Options	Schedule of Investments	$ 6,380,000	N/A	$ -
	Written Call Options	N/A	-	Schedule of Written Call Options	4,826,154
	Total		$ 6,380,000		$ 4,826,154

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp F

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
September 30, 2013 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - (1.0)%
Alliance Data Systems Corporation
Expiration March 2014, Exercise Price $200.00	100	$205,200
American Axle & Manufacturing Holdings, Inc.
Expiration January 2015, Exercise Price $15.00	1,000	650,000
Asbury Automotive Group, Inc.
Expiration January 2014, Exercise Price $40.00	1,000	1,320,000
Celgene Corporation
Expiration January 2014, Exercise Price $130.00	400	1,140,000
Cirrus Logic, Inc.
Expiration December 2013, Exercise Price $25.00	1,000	140,000
Expiration January 2014, Exercise Price $22.00	1,050	328,650
EZchip Semiconductor Ltd.
Expiration January 2014, Exercise Price $25.00	1,000	250,000
Microsoft Corporation
Expiration October 2013, Exercise Price $33.00	1,000	80,000
Expiration November 2013, Exercise Price $34.00	1,000	81,000
PulteGroup, Inc.
Expiration January 2015, Exercise Price $20.00	124	24,304
Expiration January 2015, Exercise Price $17.00	1,190	357,000
Sonic Automotive, Inc.
Expiration November 2013, Exercise Price $25.00	1,000	35,000
Universal Display Corporation
Expiration January 2014, Exercise Price $35.00	1,000	215,000
Total Written Call Options
(Premiums received $3,620,201)		$4,826,154

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)      /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date          11/18/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date          11/18/2013

By (Signature and Title)*       /s/ Anthony Muhlenkamp
Anthony Muhlenkamp, Treasurer

Date          11/18/2013

* Print the name and title of each signing officer under his or her signature.